Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ (1,105,501)	$ 89,949
Unrealized currency gain (loss)	(2,389,680)	(2,392,751)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	3,072	(24,198)	(74,383)
Net realized	5,466,229	320,492	9,247,401
Net change in unrealized	(1,195,450)	(41,455)	3,577,552
Proceeds from Litigation	0	80	6,177
Total Trading Results	4,270,779	279,117	12,831,130
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(78,186)	(4,324,493)	2,623,618
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,698,887	(5,133,663)	(2,142,624)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	588,805	(2,468,048)	2,490,889
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,058,201	12,229,439	9,927,453
Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		2
Options Contracts at Fair Value [Abstract]
Options purchased		0
Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		1
Options Contracts at Fair Value [Abstract]
Options written		0
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,284,179	2,482,700
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	137,853	(6,488)
Average number of contracts outstanding	531	530
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	208,488	221,419
Average number of contracts outstanding	464	383
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	905,158	1,330,432
Average number of contracts outstanding	4,815	7,864
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	32,680	937,337
Average number of contracts outstanding	2,003	2,111
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	794,510	1,396,559
Unrealized loss	(493,636)	(156,258)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	101,521	27,760
Unrealized loss	(62,923)	(35,100)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	378,456	153,472
Unrealized loss	(157,913)	(2,078)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	142,465	183,838
Unrealized loss	(206,669)	(32,663)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	172,068	1,031,489
Unrealized loss	(66,131)	(86,417)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,184,674	1,846,496
Unrealized loss	(201,369)	(604,097)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	147,045	554,382
Unrealized loss	(47,790)	(553,530)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	75,465
Unrealized loss	(12,055)	(5,440)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,037,514	1,202,671
Unrealized loss	(68,152)	(23,414)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	115	13,978
Unrealized loss	(73,372)	(21,713)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,617,474	2,976,077
Unrealized currency gain (loss)	802,973
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	(45,631)	139,004	67,332
Net realized	(4,389,057)	12,254,509	13,688,766
Net change in unrealized	(1,358,603)	(3,090,961)	5,827,245
Proceeds from Litigation	0	0	40,052
Total Trading Results	(5,747,660)	9,163,548	19,556,063
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(4,929,264)	(2,318,060)	1,170,080
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,163,493)	(2,222,271)	(2,549,288)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,694,971)	(280,415)	4,924,389
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	3,085,699	13,845,290	15,903,498
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	814,501	2,127,471
Unrealized currency gain (loss)		848,606
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(31,520)	318,682
Average number of contracts outstanding	858	673
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	689,689	203,327
Average number of contracts outstanding	592	407
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	119,582	89,524
Average number of contracts outstanding	936	974
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	36,750	1,515,938
Average number of contracts outstanding	2,731	3,152
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,504,919	1,913,156
Unrealized loss	(1,068,530)	(547,194)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	146,738	85,884
Unrealized loss	(309,360)	(342,624)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	731,889	59,202
Unrealized loss	(35,125)	(15,408)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	215,614	59,707
Unrealized loss	(357,045)	(3,322)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	410,678	1,708,363
Unrealized loss	(367,000)	(185,840)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	947,065	1,334,968
Unrealized loss	(568,953)	(573,459)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	497,636	976,621
Unrealized loss	(366,534)	(401,199)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	183,235
Unrealized loss	(7,075)	(23,702)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	448,109	175,112
Unrealized loss	(187,096)	(141,973)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,320	0
Unrealized loss	(8,248)	(6,585)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	687,712	1,476,557
Unrealized currency gain (loss)	(43,191)	(49,877)
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,720
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	6,686	(37,121)	1,756
Net realized	(1,128,261)	8,058,605	12,177,274
Net change in unrealized	(792,102)	(966,104)	1,973,180
Proceeds from Litigation	0	0	40,150
Total Trading Results	(1,920,363)	7,092,501	14,190,604
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(4,329,868)	1,377,994	2,629,176
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	465,473	(1,384,478)	(745,185)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,691,759)	167,453	3,756,154
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	4,629,105	6,968,653	8,508,553
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	7	6
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,720
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	7	6
Options Contracts at Fair Value [Abstract]
Options written	0	(3,973)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	730,903	1,526,434
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(484,012)	(155,970)
Average number of contracts outstanding	523	382
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	200,923	67,165
Average number of contracts outstanding	445	221
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	826,457	761,769
Average number of contracts outstanding	736	405
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	187,535	853,470
Average number of contracts outstanding	2,409	1,128
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,080,038	1,235,733
Unrealized loss	(939,313)	(369,413)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	31,952	53,417
Unrealized loss	(333,393)	(311,649)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	428,624	66,968
Unrealized loss	(226,638)	(853)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	260,280	207,275
Unrealized loss	(213,183)	(4,171)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	359,182	908,073
Unrealized loss	(166,099)	(52,740)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	897,865	1,018,535
Unrealized loss	(307,687)	(358,421)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	76,513	393,065
Unrealized loss	(259,084)	(290,803)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	24,716
Unrealized loss	(1,063)	(23,666)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	821,252	595,829
Unrealized loss	(41,892)	(37,164)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	100	4,925
Unrealized loss	$ (5,648)	$ (6,788)